Consolidated Statements of Changes in Equity	USD ($) shares	CNY (¥) shares	Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Noah Holdings Limited shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)
Balance (in shares) at Dec. 31, 2012 | shares			28,279,528	(845,139)
Balance at Dec. 31, 2012		¥ 1,093,418,840	¥ 94,934	¥ (53,676,679)	¥ 813,572,639	¥ 347,157,198	¥ (28,245,686)	¥ 1,078,902,406	¥ 14,516,434
Net Income		325,749,248				315,927,738		315,927,738	9,821,510
Cash dividend paid		(47,596,568)				(47,596,568)		(47,596,568)
Share-based compensation		¥ 32,249,165			32,249,165			32,249,165
Vesting of restricted shares (in shares) | shares			283,340
Vesting of restricted shares			¥ 865		(865)
Issuance of ordinary shares upon exercise of options (in shares) | shares	153,014	153,014	153,014
Issuance of ordinary shares upon exercise of options		¥ 6,843,114	¥ 472		6,842,642			6,843,114
Repurchase of ordinary shares (in shares) | shares				(222,677)
Repurchase of ordinary shares		(19,573,849)		¥ (19,573,849)				(19,573,849)
Other comprehensive income-foreign currency translation adjustments		(8,168,265)					(8,160,394)	(8,160,394)	(7,871)
Non-controlling interest capital injection		40,878,002							40,878,002
Balance (in shares) at Dec. 31, 2013 | shares			28,715,882	(1,067,816)
Balance at Dec. 31, 2013		1,423,799,687	¥ 96,271	¥ (73,250,528)	852,663,581	615,488,368	(36,406,080)	1,358,591,612	65,208,075
Net Income		463,885,911				446,552,851		446,552,851	17,333,060
Cash dividend paid		(1,614,489)							(1,614,489)
Share-based compensation		¥ 32,691,687			32,691,687			32,691,687
Vesting of restricted shares (in shares) | shares			278,779
Vesting of restricted shares			¥ 862		(862)
Issuance of ordinary shares upon exercise of options (in shares) | shares	128,457	128,457	128,457
Issuance of ordinary shares upon exercise of options		¥ 4,062,622	¥ 397		4,062,225			4,062,622
Other comprehensive income-foreign currency translation adjustments		6,426,044					6,427,932	6,427,932	(1,888)
Other comprehensive income-change in fair value of available-for-sale investments		5,164,535					5,164,535	5,164,535
Other comprehensive income-realized gains on the available-for-sale investments		(2,544,184)					(2,544,184)	(2,544,184)
Non-controlling interest capital injection		8,000,000							8,000,000
Balance (in shares) at Dec. 31, 2014 | shares			29,123,118	(1,067,816)
Balance at Dec. 31, 2014		1,939,871,813	¥ 97,530	¥ (73,250,528)	889,416,631	1,062,041,219	(27,357,797)	1,850,947,055	88,924,758
Net Income	$ 81,246,928	526,301,347				535,824,084		535,824,084	(9,522,737)
Share-based compensation		¥ 67,672,488			67,672,488			67,672,488
Vesting of restricted shares (in shares) | shares			144,606
Vesting of restricted shares			¥ 446		(446)
Issuance of ordinary shares upon exercise of options (in shares) | shares	49,887	49,887	49,887
Issuance of ordinary shares upon exercise of options		¥ 4,351,330	¥ 157		4,351,173			4,351,330
Repurchase of ordinary shares (in shares) | shares				(178,257)
Repurchase of ordinary shares	$ (18,700,000)	(44,586,036)		¥ (44,586,036)				(44,586,036)
Other comprehensive income-foreign currency translation adjustments	754,089	4,884,837					4,882,284	4,882,284	2,553
Other comprehensive income-change in fair value of available-for-sale investments		44,166,013					44,166,013	44,166,013
Other comprehensive income-realized gains on the available-for-sale investments		(43,447,599)					(43,447,599)	(43,447,599)
Non-controlling interest capital injection		38,782,356			29,076,110			29,076,110	9,706,246
Non-controlling Interest capital return		(4,000,000)							(4,000,000)
Balance (in shares) at Dec. 31, 2015 | shares			29,317,611	(1,246,073)
Balance at Dec. 31, 2015	$ 391,181,659	¥ 2,533,996,549	¥ 98,133	¥ (117,836,564)	¥ 990,515,956	¥ 1,597,865,303	¥ (21,757,099)	¥ 2,448,885,729	¥ 85,110,820